Consolidated Statement of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statement of Profit or Loss and Other Comprehensive Income
Revenue	€ 248,738	€ 108,622	€ 106,424
Cost of sales	(124,228)	(59,858)	(49,537)
Gross profit	124,510	48,764	56,887
Net other operating income and expenses	2,035	137
Administrative expenses	(57,101)	(34,458)	(15,696)
Operating profit	69,444	14,443	41,191
Financial income	5,233	1,541	4,031
Financial expenses	(7,200)	(4,486)	(9,681)
Profit before income tax	67,477	11,498	35,541
Income tax expense	(2,408)
Profit for the period	65,069	11,498	35,541
Profit for the period attributable to:
Equity holders of the parent	€ 65,069	€ 11,498	€ 35,541
Earnings per share
Basic, profit for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.19	€ 0.06	€ 0.22
Diluted, profit for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.19	€ 0.06	€ 0.22
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	€ 34,105	€ (6,724)
Cash flow hedges - changes in fair value	13,079	(18,505)	€ 905
Cash flow hedges - items recycled	1,527	(776)	438
Cash flow hedges - cost of hedging	8,752	(3,621)
Other comprehensive income/loss, net of tax	57,463	(29,626)	1,343
Total comprehensive income/loss for the period, net of tax	122,532	(18,128)	36,884
Total comprehensive income attributable to:
Equity holders of the parent	€ 122,532	€ (18,128)	€ 36,884